ACCOUNTING POLICY (Policies)	12 Months Ended
Dec. 31, 2017
ACCOUNTING POLICY
BASIS OF PREPARATION

BASIS OF PREPARATION

The consolidated financial statements for the year ended 31 December 2017 have been prepared on a going concern basis in accordance with International Financial Reporting Standards (IFRS), as issued by the International Accounting Standards Board, the South African Institute of Chartered Accountants Financial Reporting Guides issued by the Accounting Practices Committee and Financial Reporting Pronouncements issued by the Financial Reporting Standards Council, as well as the requirements of the South African Companies Act and JSE Listings Requirements. The consolidated annual financial statements have been prepared under the historical cost convention, except for financial assets and financial liabilities (including derivative instruments) which are measured at fair value through profit or loss or through the mark to market reserve in equity.

STANDARDS, INTERPRETATIONS AND AMENDMENTS TO PUBLISHED STANDARDS EFFECTIVE FOR THE YEAR ENDED 31 DECEMBER 2017

During the financial year, the following new and revised accounting standards and amendments to standards became effective and had no significant impact on the Group’s financial statements:

Pronouncement	Details of amendments	Effective date
IFRS 12 Disclosure of Interests in Other Entities (Amendment)

Annual Improvements 2014-2016 Cycle

Clarification of the scope of IFRS 12 with respect to interests in entities classified as held for sale in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations.

1 January 2017
IAS 7 Statement of Cash Flows (Amendment)	Disclosure Initiative Amendments requiring entities to disclose information about changes in their financing liabilities.	1 January 2017
IAS 12 Income Taxes (Amendment)

Recognition of Deferred Tax Assets for Unrealised Losses

Narrow-scope amendment to clarify the requirements on recognition of deferred tax assets for unrealised losses on debt instruments measured at fair value.

1 January 2017

STANDARDS, INTERPRETATIONS AND AMENDMENTS TO PUBLISHED STANDARDS WHICH ARE NOT YET EFFECTIVE

Certain new standards, amendments and interpretations to existing standards have been published that apply to the Group’s accounting periods beginning on or after 1 January 2018 but have not been early adopted by the Group. The standards, amendments and interpretations that are applicable to the Group are:

Pronouncement	Details of amendments and estimated impact	Effective date[1]
IFRS 2 Share-based payment (Amendment)[2]

Classification and Measurement of Share-based Payment Transactions:

A collection of three distinct narrow-scope amendments dealing with classification and measurement of share-based payments. The amendments address:

• The effects of vesting conditions on the measurement of a cash-settled share-based payment;

• The accounting requirements for a modification to the terms and conditions of a share-based payment that changes the classification of the transaction from cash-settled to equity-settled; and

• The classification of share-based payment transactions with net settlement features.

1 January 2018
IFRS 3 Business Combinations (Amendment)[2]	Annual Improvements 2015-2017 Cycle Clarification that when an entity obtains control of a business that is a joint operation, it is required to remeasure previously held interests in that business.	1 January 2019
IFRS 9 Financial Instruments (New standard)

IFRS 9 arises from a three-part project to replace IAS 39 Financial Instruments: Recognition and Measurement.

IFRS 9 addresses the classification, measurement and derecognition of financial assets and financial liabilities, introduces new rules for hedge accounting, and a new impairment model for financial assets.

The Group performed an assessment of the impact of adoption of IFRS 9 calculated that it had no significant impact on its statement of financial position.

The new standard also introduces expanded disclosure requirements and changes in presentation. These will change the nature and extent of the Group’s disclosures about its financial instruments which will be provided in the financial statements for the year ending 31 December 2018.

1 January 2018
IFRS 9 Financial instruments (Amendment)

Prepayment Features with Negative Compensation

The narrow-scope amendment allows companies to measure particular prepayable financial assets with negative compensation at amortised cost or at fair value through other comprehensive income if a specified condition is met.

1 January 2019
IFRS 11 Disclosure of Interest in Other Entities (Amendment)[2]

Annual Improvements 2015-2017 Cycle

Clarification that when an entity obtains joint control of a business that is a joint operation, the entity does not remeasure previously held interests in that business.

1 January 2019
IFRS 15 Revenue from Contracts with Customers (New standard)

IFRS 15 will supersede the current revenue recognition guidance including IAS 18 Revenue, IAS 11 Construction Contracts and the related interpretation when it becomes effective. IFRS 15 establishes a single comprehensive five-step model to account for revenue arising from contracts with customers and is based on the core principle that revenue is recognised when control of a good or service transfers to a customer.

The Group assessed the “new” recognition of its gold, PGM and chrome sales. There will not be any adjustment as of 1 January 2018 due to the transition to IFRS 15.

1 January 2018
IFRS 16 Leases (New standard)

IFRS 16 replaces the previous lead standard IAS 17 Leases and related interpretations. IFRS 16 has one model for lessees which will result in almost all leases being recognised on balance sheet as the distinction between operating and finance leases is removed. The only exceptions are short-term and low-value leases. At the commencement date of a lease, a lessee will recognise a liability to make lease payments (i.e. the lease liability) and an asset representing the right to use the underlying asset during the lease term (i.e. the right-of-use asset).

Lessees also will be required to remeasure the lease liability upon the occurrence of certain events (e.g. a change in the lease term, a change in future lease payments resulting from a change in an index or rate used to determine those payments). The lessee will generally recognise the amount of the remeasurement of the lease liability as an adjustment to the right-of-use asset.

In 2017, the Group assembled a project team to begin the process of assessing the impact of the leases standard. The project team has developed its project plan, established a steering committee, identified key stakeholders, high level education sessions have been completed and the process has begun to gather more information (through the use of interviews and questionnaires) with respect to the population of procurement contracts that will need to be assessed in light of the new requirements. In 2018, the Group plans to continue to assess the potential effect of IFRS 16 on its consolidated financial statements.

An area of specific focus already identified relates to certain service contracts which may fall in the scope of IFRS 16.

The Group does not intend to adopt IFRS 16 before the effective date.

1 January 2019
IAS 12 Income Taxes (Amendment)[2]	Annual Improvements 2015-2017 Cycle Clarification that all income tax consequences of dividends should be recognised in profit or loss, regardless how the tax arises.	1 January 2019
IAS 19 Employee Benefits (Amendment)[2]

Plan Amendment, Curtailment or Settlement

The amendments require an entity to use the updated assumptions from a remeasurement net defined benefit liability or asset resulting from a plan amendment, curtailment or settlement to determine current service cost and net interest for the remainder of the reporting period after the change to the plan.

1 January 2019
IAS 23 Borrowing Costs (Amendment) [2]

Annual Improvements 2015-2017 Cycle

The amendments clarify that if any specific borrowing remains outstanding after the related asset is ready for its intended use or sale, that borrowing becomes part of the funds that an entity borrows generally when calculating the capitalisation rate on general borrowings.

1 January 2019
IAS 28 Investments in Associates and Joint Ventures (Amendment)[2]

Annual Improvements 2014-2016 Cycle

Clarification that a venture capital organisation, or a mutual fund, unit trust and similar entities may elect, at initial recognition, to measure investments in an associate or joint venture at fair value through profit or loss separately for each associate or joint venture.

1 January 2018
IAS 28 Investments in Associates and Joint Ventures (Amendment)[2]

Long-term interest in Associates and Joint Ventures

Clarification provided that an entity should apply IFRS 9 to long-term interests in an associate or joint venture that form part of the net investment in the associate or joint venture but to which the equity method is not applied.

1 January 2019
IFRIC 22 Foreign Currency Transactions and Advance Consideration[2]	This interpretation addresses the exchange rate to use in transactions that involve advance consideration paid or received in a foreign currency.	1 January 2018
IFRIC 23 Uncertainty over Income Tax Treatments	The interpretation specifies how an entity should reflect the effects of uncertainties in accounting for income taxes.	1 January 2019

[1] Effective date refers to annual period beginning on or after said date

2 No impact

SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES

Use of estimates: The preparation of the financial statements requires the Group’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. The determination of estimates requires the exercise of judgement based on various assumptions and other factors such as historical experience, current and expected economic conditions, and in some cases valuation techniques. Actual results could differ from those estimates.

The more significant areas requiring the use of management estimates and assumptions relate to Mineral Reserves (that are the basis of future cash flow estimates and unit-of-production depreciation and amortisation calculations, impairments, and reversal of impairments); revenue recognition; deferred tax; joint arrangements; write-downs of inventory to net realisable value; borrowings; environmental, reclamation and closure obligations; occupational healthcare obligation and contingent liabilities.

Estimates and judgements are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.

The estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the financial period are discussed under the relevant note of the item affected.

CONSOLIDATION

1.3  CONSOLIDATION

The Sibanye-Stillwater group structure is not presented and can be found in the annual report on Form 20-F (File No. 001-35785), filed by Sibanye-Stillwater with the Securities and Exchange Commission on 30 March 2018.

[1] The non-controlling interests in the statement of changes in equity relates to the attributable share of accumulated profits of the Newshelf 1114 Proprietary Limited (Newshelf 1114) group, Goldfields Technical Security Management Proprietary Limited (GTSM) and Platinum Mile Resources Proprietary Limited (Platinum Mile) (refer to note 23).

[2] Witwatersrand Consolidated Gold Resources Proprietary Limited (Wits Gold) has ceded and pledged its shares in K2013164354 Proprietary Limited (K2013) (a dormant entity) and K2013 has ceded and pledged it shares in Sibanye Gold Eastern Operations Proprietary Limited (SGEO) in favour of the lenders of the Burnstone Debt (refer to note 24.6).

[3] Rand Uranium Proprietary Limited (Rand Uranium) and Ezulwini Mining Company Proprietary Limited (Ezulwini) together own a number of underground and surface mining operations. These operations report to the Group’s chief operating decision maker (the Executive Committee) as a separate segment, namely Cooke.

4 In terms of the Aquarius Transaction (refer to note 13.3) Sibanye-Stillwater acquired all of the shares in Aquarius Platinum Limited (Aquarius), and Sibanye Platinum Bermuda Proprietary Limited and Aquarius were amalgamated. Aquarius’ ownership in its subsidiaries remained unchanged.

5 In terms of the Rustenburg operations Transaction (refer to note 13.2) a 26% stake in Sibanye Rustenburg Platinum Mines Proprietary Limited (SRPM) was acquired through Newshelf 1335 Proprietary Limited (BBBEE SPV). The shareholders of BBBEE SPV are Rustenburg Mine Employees Trust (30.4%), Rustenburg Mine Community Development Trust (24.8%) Bakgatla-Ba-Kgafela Investment Holdings (24.8%) and Siyanda Resources Proprietary Limited (20.0%). The Rustenburg Mine Employees Trust and the Rustenburg Mine Community Development Trust are controlled and consolidated by Sibanye-Stillwater.

[6] The Group has no current or contractual obligation to provide financial support to any of its structured entities.

SUBSIDIARIES

Subsidiaries are all entities over which the Group exercises control. The Group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are consolidated from the date on which control is obtained by the Group until the date on which control ceases.

Inter-company transactions, balances and unrealised gains on transactions between Group companies are eliminated. Unrealised losses are also eliminated. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group.

TRANSACTIONS WITH SHAREHOLDERS OF SIBANYE-STILLWATER

Transactions with owners in the capacity as equity participants are not recognised in profit or loss, but instead are recognised in equity with a corresponding change in assets or liabilities.

FUNCTIONAL AND PRESENTATION CURRENCY

FUNCTIONAL AND PRESENTATION CURRENCY

Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (the functional currency). The consolidated financial statements are presented in South African rand, which is the Group’s presentation currency.

TRANSACTIONS AND BALANCES AND FOREIGN OPERATIONS

TRANSACTIONS AND BALANCES

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities are translated into the functional currency at each reporting date. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies, are recognised in profit or loss.

FOREIGN OPERATIONS

The results and financial position of all the Group entities (none of which has the currency of a hyperinflationary economy) that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

•

Assets and liabilities are translated at the exchange rate ruling at the reporting date. Equity items are translated at historical rates. The income and expenses are translated at the average exchange rate for the year, unless this average was not a reasonable approximation of the rates prevailing on the transaction dates, in which case these items were translated at the rate prevailing on the date of the transaction. Exchange differences on translation are accounted for in other comprehensive income. These differences will be recognised in profit or loss upon realisation of the underlying operation.

•

On consolidation, exchange differences arising from the translation of the net investment in foreign operations (i.e. the reporting entity’s interest in the net assets of that operation), and of borrowings and other currency instruments designated as hedges of such investments, are taken to other comprehensive income. When a foreign operation is sold, exchange differences that were recorded in other comprehensive income are recognised in profit or loss as part of the gain or loss on disposal. If the Group disposes of part of its interest in a subsidiary but retains control, then the relevant proportion of the cumulative amount is reattributed to non-controlling interests. When the Group disposes of only part of an associate or joint venture while retaining significant influence or joint control, the relevant proportion of the cumulative amount is reclassified to profit or loss.

•

Goodwill and fair value adjustments arising on the acquisition of a foreign operation are treated as assets and liabilities of the foreign operation and are translated at each reporting date at the closing rate.

COMPARATIVES	1.5 COMPARATIVES Where necessary comparative periods may be adjusted to conform to changes in presentation.
SEGMENT REPORTING

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker and is based on individual mining operations. The chief operating decision maker, who is responsible for allocating resources and assessing performance of the operating segments, has been identified as the executive management team that makes strategic decisions.

REVENUE

ACCOUNTING POLICY

Revenue is recognised to the extent that it is probable that economic benefits will flow to the Group and the amount of revenue can be reliably measured.

Revenue arising from gold sales is recognised at the fair value of the consideration received or receivable, once the significant risks and rewards of ownership have passed to the buyer. These criteria are typically met when the gold is delivered to the refinery. The price of gold is determined by market forces.

Revenue arising from PGM concentrate and metal sales is recognised when risks and rewards of ownership of the mine product are passed to the buyer pursuant to a sales contract. The sales price is determined on a provisional basis at the date of delivery. Adjustments to the sale price occur based on movements in the metal market price up to the date of final pricing. Final pricing is based on the monthly average market price in the month of settlement. The period between provisional invoicing and final pricing is typically between two and four months. Revenue on provisionally priced sales is initially recorded at the estimated fair value of the consideration receivable. The revenue adjustment mechanism embedded within provisionally priced sales arrangements has the characteristics of a commodity derivative. Accordingly, the fair value of the final sales price adjustment is re-estimated continuously and changes in fair value recognised as an adjustment to revenue in profit or loss and trade receivables in the statement of financial position. In all cases, fair value is determined with reference to estimated forward prices using consensus forecasts.

Revenue arising from PGM recycling consists of the sales of recycled palladium, platinum and rhodium derived from spent catalytic material. Revenue arising from PGM recycling revenue also includes revenue from toll processing, which is recognised at the time the contained metals are returned to the supplier at a third party refinery.

Short-term employee benefits

Short-term employee benefits

Short-term employee benefits are expensed as the related service is provided. A liability is recognised for the amount expected to be paid if the Group has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee and the obligation can be reliably estimated.

Pension and provident funds

Pension and provident funds

The Group operates a defined contribution retirement plan and contributes to a number of industry-based defined contribution retirement plans. The retirement plans are funded by payments from employees and Group companies.

Contributions to defined contribution funds are expensed as incurred.

FINANCE EXPENSE

ACCOUNTING POLICY

Finance expense comprises interest on borrowings, environmental rehabilitation obligation, occupational healthcare obligation and Deferred Payment and offset by borrowing costs capitalised on qualifying assets.

Interest payable on borrowings is recognised in profit or loss over the term of the borrowings using the effective interest method. Cash flows from interest paid are classified under operating activities in the statement of cash flows.

SHARE-BASED PAYMENTS

ACCOUNTING POLICY

The Group operates an equity-settled compensation plan in which certain employees of the Group participate. The fair value of the equity-settled instruments is measured by reference to the fair value of the equity instrument granted.

Fair value is based on market prices of the equity-settled instruments granted, if available, taking into account the terms and conditions upon which those equity-settled instruments were granted. Fair value of equity-settled instruments granted is estimated using appropriate valuation models and appropriate assumptions at the grant date. Non-market vesting conditions (service period prior to vesting) are not taken into account when estimating the fair value of the equity-settled instruments at grant date. Market conditions are taken into account in determining the fair value at grant date.

The grant date fair value of the equity-settled instruments is recognised as an employee benefit expense over the vesting period based on the Group’s estimate of the number of instruments that will eventually vest, with a corresponding increase in the share-based payment reserve. Vesting assumptions for non-market conditions are reviewed at each reporting date to ensure they reflect current expectations.

The Group also operates a cash-settled compensation plan in which certain employees of the Group participate. In terms of the Rustenburg operations acquisition, the Group issued cash-settled instruments to black economic empowerment (BEE) shareholders. The grant date fair value of the cash-settled instruments is equal to the value of the equity-settled instrument granted on the same grant date.

The grant date fair value of the cash-settled instruments is recognised as an employee benefit expense or share-based payment on BEE transaction over the vesting period based on the Group’s estimate of the number of instruments that will eventually vest, with a corresponding increase in the share-based payment obligation. At each reporting date the obligation is remeasured to the fair value of the instrument, to reflect the potential outflow of cash resources to settle the liability, with a corresponding adjustment to gain or loss on financial instrument in profit or loss. Vesting assumptions for non-market conditions are reviewed at each reporting date to ensure they reflect current expectations.

Where the terms of an equity-settled or a cash-settled award are modified, the originally determined expense is recognised as if the terms had not been modified. In addition, an expense is recognised for any modification, which increases the total fair value of the share-based payment arrangement, or is otherwise beneficial to the participant as measured at the date of the modification.

Income taxes

ACCOUNTING POLICY

Income tax comprises current and deferred tax. Current tax and deferred tax is recognised in profit or loss except to the extent that it relates to a business combination, or items recognised directly in equity or in other comprehensive income.

Current tax is measured on taxable income at the applicable statutory rate enacted or substantively enacted at the reporting date.

Deferred tax is provided on temporary differences existing at each reporting date between the tax values of assets and liabilities and their carrying amounts. Substantively enacted tax rates are used to determine future anticipated effective tax rates which in turn are used in the determination of deferred tax.

Deferred tax is not recognised for:

•	temporary differences on the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss;
•

temporary differences related to investments in subsidiaries, and interest in associates and joint ventures to the extent that the Group is able to control the timing of the reversal of the temporary differences and it is probable that these will not reverse in the foreseeable future; and

•	taxable temporary differences arising on the initial recognition of goodwill.

These temporary differences are expected to result in taxable or deductible amounts in determining taxable profits for future periods when the carrying amount of the asset is recovered or the liability is settled. The principal temporary differences arise from depreciation of property, plant and equipment, provisions, unutilised capital allowances and tax losses carried forward.

Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and relate to taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realised simultaneously.

Deferred tax assets relating to the carry forward of unutilised tax losses and/or unutilised capital allowances are recognised to the extent it is probable that future taxable profit will be available against which the unutilised tax losses and/or unutilised capital allowances can be recovered. Deferred tax assets are reviewed at each reporting date and are adjusted if recovery is no longer probable.

EARNINGS PER SHARE

ACCOUNTING POLICY

EPS is calculated based on the profit attributable to owners of Sibanye-Stillwater divided by the weighted average number of ordinary shares in issue during the year. A diluted EPS is presented when the inclusion of ordinary shares that may be issued in the future has a dilutive effect on EPS.

Headline EPS is calculated by dividing the headline earnings attributable to owners of Sibanye-Stillwater by the weighted average number of ordinary shares in issue during the year.

DIVIDENDS

ACCOUNTING POLICY

Dividends are recognised only when such dividends are declared.

Dividends withholding tax is a tax on shareholders receiving dividends and is applicable to all dividends paid. The Group withholds dividend tax on behalf of its shareholders at a rate of 15% on dividends paid before 22 February 2017 and 20% on dividends paid after this date. Amounts withheld are not recognized as part of the Group’s tax charge but rather as part of the dividend paid, recognised directly in equity.

Cash flows from dividends paid are classified under operating activities in the statement of cash flows.

.

PROPERTY, PLANT AND EQUIPMENT

ACCOUNTING POLICY

Mineral and surface rights

Mineral and surface rights are recorded at cost less accumulated amortisation and accumulated impairment losses. When there is little likelihood of a mineral right being exploited, or the carrying amount has exceeded its recoverable amount, impairment is recognised in profit or loss in the year that such determination is made.

Mine development and infrastructure

Mining assets, including mine development and infrastructure costs and mine plant facilities, are recorded at cost less accumulated depreciation and accumulated impairment losses.

These costs which include the purchase price of assets used in the construction of the mine, expenditure incurred to evaluate and develop new ore bodies, to define mineralisation in existing ore bodies and to establish or expand productive capacity, are capitalised until commercial levels of production are achieved, at which times the costs are amortised as set out below.

Development of ore bodies includes the development of shaft systems and waste rock removal that allows access to reserves that are economically recoverable in the future. Subsequent to this, costs are capitalised if the criteria for recognition as an asset are met. Access to individual orebodies exploited by the Group is limited to the time span of the respective mining leases.

Land

Land is shown at cost and is not depreciated.

Other assets

Non-mining assets are recorded at cost less accumulated depreciation and accumulated impairment losses. These assets include the assets of the mining operations not included in mine development and infrastructure, borrowing costs, mineral and surface rights, land and all the assets of the non-mining operations.

Amortisation and depreciation of mining assets

Amortisation and depreciation is determined to give a fair and systematic charge in profit or loss taking into account the nature of a particular ore body and the method of mining that ore body. To achieve this, the following calculation methods are used:

•

Mining assets, including mine development and infrastructure costs, mine plant facilities and evaluation costs, are amortised over the life of the mine using the units-of-production method, based on estimated proved and probable Mineral Reserves above infrastructure.

•	Proved and probable Mineral Reserves reflect estimated quantities of economically recoverable reserves, which can be recovered in future from known mineral deposits.
•	Certain mining plant and equipment included in mine development and infrastructure is depreciated on a straight-line basis over their estimated useful lives.
•	For certain shafts, which have a short life and/or are marginal, the depreciation is accelerated based on an adjustment to the reserves for accounting purposes.

Depreciation of non-mining assets

Non-mining assets are recorded at cost and depreciated on a straight-line basis over their current expected useful lives to their residual values as follows:

•	Vehicles: 5 years
•	Computers: 3 years
•	Furniture and equipment: 1 - 10 years

The assets’ useful lives, depreciation methods and residual values are reassessed at each reporting date and adjusted if appropriate.

Impairment

Recoverability of the carrying values of long-term assets or CGUs of the Group are reviewed whenever events or changes in circumstances indicate that such carrying value may not be recoverable. To determine whether a long-term asset or CGU may be impaired, the higher of value in use (defined as: the present value of future cash flows expected to be derived from an asset or CGU) or fair value less costs to sell (defined as: the price that would be received to sell an asset in an orderly transaction between market participants at the measured rate, less the costs of disposal) is compared to the carrying value of the asset/unit.

A CGU is defined by the Group as the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets. Generally for the Group this represents an individual operating mine, including mines which are part of a larger mine complex. The costs attributable to individual shafts of a mine are impaired if the shaft is closed.

Impairment losses are recognised in profit or loss. Impairment recognised in respect of a CGU is allocated first to goodwill to that particular CGU and thereafter to the individual assets in the CGU.

When any infrastructure is closed down or placed on care and maintenance during the year, any carrying value attributable to that infrastructure is impaired. Expenditure incurred on care and maintenance is recognised in profit or loss.

When the review of the events or changes in circumstances of an asset or CGU that was previously impaired indicate that such historical carrying value is recoverable, the impairment is reversed. The impairment is only reversed to such an amount that the new carrying amount does not exceed the historical carrying amount. Reversal of impairment losses are recognised in profit or loss. Reversal of impairment recognised in respect of a CGU is allocated to the individual assets in the CGU.

Derecognition of property, plant and equipment

Property, plant and equipment is derecognised on disposal or closure of a shaft when no future economic benefits are expected from its use or disposal. Any gain or loss on derecognition of an item of property, plant and equipment (calculated as the net proceeds from disposal and the carrying amount of the item) is recognised in profit or loss.

Exploration and evaluation expenditure

All exploration and evaluation expenditure, prior to obtaining the legal rights to explore a specific area, is recognised in profit or loss. After the legal rights to explore are obtained, exploration and evaluation expenditure, comprising the costs of acquiring prospecting rights and directly attributable exploration expenditure, is capitalised as a separate class of property, plant and equipment or intangible assets, on a project-by-project basis, pending determination of the technical feasibility and commercial viability.

The technical feasibility and commercial viability of extracting a mineral resource is generally considered to be determinable through a feasibility study and when proven reserves are determinable to exist. Upon determination of proven reserves, exploration and evaluation assets attributable to those reserves are first tested for impairment and then reclassified from exploration and evaluation assets to another appropriate class of property, plant and equipment. Subsequently, all cost directly incurred to prepare an identified mineral asset for production is capitalised to mine development assets. Amortisation of these assets commences once these assets are available for use, which is expected to be when the mine is in commercial production. These assets will be measured at cost less accumulated amortisation and impairment losses.

Business combinations

Business combinations

The acquisition method of accounting is used to account for business combinations by the Group. The consideration transferred for the acquisition of a business is the fair value of the assets transferred, the liabilities incurred and the equity interests issued by the Group. The consideration transferred includes the fair value of any asset or liability resulting from a contingent consideration arrangement. Any contingent consideration is measured at fair value at the date of acquisition. Acquisition-related costs are expensed as incurred. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date. On an acquisition-by-acquisition basis, the Group recognises any non-controlling interest in the acquiree either at fair value or at the non-controlling interest’s proportionate share of the acquiree’s net assets. Subsequently, the carrying amount of non-controlling interest is the amount of the interest at initial recognition plus the non-controlling interest’s share of the subsequent changes in equity, plus or minus changes in the portion of interest of the equity of the subsidiary not attributable, directly or indirectly, to Sibanye-Stillwater shareholders.

The excess of the consideration transferred, the amount of any non-controlling interest in the acquiree and the acquisition-date fair value of any previous equity interest in the acquiree over the fair value of the identifiable net assets acquired is recorded as goodwill. If this is less than the fair value of the net assets of the subsidiary acquired in the case of a bargain purchase, the difference is a gain recognised directly in profit or loss.

GOODWILL

ACCOUNTING POLICY

Goodwill is stated at cost less accumulated impairment losses. In accordance with the provisions of IAS 36 Impairment of Assets, the Group performs its annual impairment review of goodwill at each financial year end or whenever there are impairment indicators to establish whether there is any indication of impairment to goodwill. A write-down is made if the carrying amount exceeds the recoverable amount. The recoverable amount is determined by reference to “fair value less costs to sell” being the higher of “value in use” and “fair value less cost to sell”, based on the cash flows over the life of the CGUs and discounted to present value at an appropriate discount rate. Impairment losses on goodwill are not reversed. Gains and losses on the disposal of an entity include the carrying amount of goodwill allocated to the entity sold.

Goodwill is allocated to CGUs for the purpose of impairment testing. The allocation is made to those CGUs or groups of CGUs that are expected to benefit from the business combination in which the goodwill arose.

EQUITY-ACCOUNTED INVESTMENTS

ACCOUNTING POLICY

The Group’s interest in equity-accounted investees comprise interests in associates and joint ventures.

Associates are those entities in which the Group has significant influence, but not control or joint control, over the financial and operating policies. Joint ventures are arrangements in which the Group has joint control, whereby the Group has rights to the net assets of the arrangement, rather than rights to its assets and obligations for it liabilities.

Interests in associates and joint ventures are accounted for using the equity method. The interests are initially recognised at cost using the same principles as with business combinations. Subsequent to initial recognition, the consolidated financial statements include the Group’s share of profit or loss and other comprehensive income of equity-accounted investees until the date on which significant influence or joint control ceases.

Results of associates and joint ventures are equity-accounted using the results of their most recent audited annual financial statements or unaudited management accounts. Any losses from associates are brought to account in the consolidated financial statements until the interest in such associates is written down to zero. The interest includes any long-term interests that in substance, form part of the entity’s net investment in the equity-accounted investee, for example long-term receivables for which settlement is neither planned nor likely to occur in the foreseeable future. Thereafter, losses are accounted for only insofar as the Group is committed to providing financial support to such associates.

The carrying value of an equity-accounted investment represents the cost of the investment, including goodwill, the proportionate share of the post-acquisition retained earnings and losses, any other movements in reserves, any impairment losses and loans to or from the equity-accounted investee. The carrying value together with any long-term interests that in substance form part of the net investment in the equity-accounted investee is assessed annually for existence of indicators of impairment and if such exist, the carrying amount is compared to the recoverable amount, being the higher of value in use or fair value less costs to sell. If an impairment in value has occurred, it is recognised in the period in which the impairment arose. Indicators of impairment include a significant or prolonged decline in the investments fair value below its carrying value.

INTERESTS IN JOINT OPERATIONS

ACCOUNTING POLICY

A joint operation is a joint arrangement in which the parties that share joint control have rights to the assets, and obligations for the liabilities, relating to the arrangement.

In relation to the Group’s interests in joint operations, the following are recognised in the financial statements:

•	the Group’s share of the jointly controlled assets, classified according to the nature of the assets;
•	any liabilities that the Group has incurred;
•	the Group’s share of any liabilities incurred jointly with the other ventures in relation to the joint operation;
•	any income from the sale or use of the Group’s share of the output of the joint operation, together with the Group’s share of any expenses incurred by the joint operation; and
•	any expenses that the Group has incurred in respect of its interest in the joint operation.

ENVIRONMENTAL REHABILITATION OBLIGATION FUNDS

ACCOUNTING POLICY

The Group’s rehabilitation obligation funds includes equity-linked investments that are fair valued at each reporting date. The fair value is calculated with reference to underlying equity instruments using industry valuation techniques and appropriate models. While Sibanye-Stillwater’s management believes that these assumptions are appropriate, the use of different assumptions could have a material impact on the fair value of the investments.

Annual contributions are made to dedicated environmental rehabilitation obligation funds to fund the estimated cost of rehabilitation during and at the end of the life of the relevant mine. The amounts contributed to these funds are included under non-current assets and are measured at fair value through profit or loss. Interest earned on monies paid to rehabilitation funds is accrued on a time proportion basis and is recorded as interest income.

In addition, bank guarantees are provided for funding shortfalls of the environmental rehabilitation obligations.

OTHER RECEIVABLES AND OTHER PAYABLES

ACCOUNTING POLICY

Other receivables and other payables are initially recognised at fair value. Subsequent to initial recognition other receivables and other payables are measured at amortised cost.

Reimbursements, such as rehabilitation reimbursements from other parties, are recognised as a separate asset where recovery is virtually certain. The amount recognised is limited to the amount of the provision. If the party that will make the reimbursement cannot be identified, then the reimbursement is generally not virtually certain and cannot be recognised. If the only uncertainty regarding the certainty of the amount relates to recovery, the reimbursement amount qualifies to be recognised as an asset.

INVENTORIES

ACCOUNTING POLICY

Inventory is valued at the lower of cost and net realisable value. The Group values ore stockpiles, uranium-in-process and gold-in-process when it can be reliably measured. Cost is determined on the following basis:

•

PGM concentrate awaiting further processing, reef ore stockpiles and uranium stockpiles are valued using weighted average cost. Cost includes production, amortisation, depreciation and related administration costs; and

•	Consumable stores are valued at weighted average cost after appropriate provision for surplus and slow-moving items.

TRADE AND OTHER RECEIVABLES

ACCOUNTING POLICY

Trade and other receivables are initially recognised at fair value and subsequently carried at amortised cost less allowance for impairment. Estimates made for impairment are based on a review of all outstanding amounts at year end. Irrecoverable amounts are written off during the period in which they are identified.

Trade receivables include actual invoiced sales of PGM concentrate as well as sales not yet invoiced for which deliveries have been made and the risks and rewards of ownership have passed. The receivable amount calculated for the PGM concentrate delivered but not yet invoiced is recorded at the fair value of the consideration receivable at the date of delivery. At each subsequent reporting date the receivable is restated to reflect the fair value movements in the pricing mechanism which is considered to represent an embedded derivative. Foreign exchange movements subsequent to the recognition of a sale are recognised as a foreign exchange gain or loss in profit or loss.

CASH AND CASH EQUIVALENTS

ACCOUNTING POLICY

Cash and cash equivalents comprise cash on hand, demand deposits and short-term, highly liquid investments readily convertible to known amounts of cash and subject to insignificant risk of changes in value and are measured at amortised cost which is deemed to be fair value as they have a short-term maturity.

STATED SHARE CAPITAL

ACCOUNTING POLICY

Ordinary share capital

Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of ordinary shares are recognised as a deduction from equity, net of any tax effects.

NON-CONTROLLING INTERESTS

Non-controlling interests

The Group recognises any non-controlling interest in an acquiree either at fair value or at the non-controlling interest’s proportionate share of the acquiree’s net assets on an acquisition by acquisition basis. Subsequently, the carrying amount of non-controlling interest is the amount of the interest at initial recognition plus the non-controlling interest’s subsequent share of changes in equity.

BORROWINGS

ACCOUNTING POLICY

Borrowings

Borrowings are recognised initially at fair value, net of transaction costs incurred, where applicable and subsequently measured at amortised cost using the effective interest method.

Borrowings are classified as current liabilities unless the Group has an unconditional right to defer settlement of the liability for at least 12 months after the reporting date.

Derivative financial instruments

Derivatives are initially recognised at fair value using option pricing methodologies. Any directly attributable transaction costs are recognised in profit or loss as incurred. Subsequent to initial recognition, derivatives are measured at fair value, and changes are generally recognised in profit or loss.

ENVIRONMENTAL REHABILITATION OBLIGATION

ACCOUNTING POLICY

Provisions are recognised when the Group has a present obligation, legal or constructive resulting from past events and it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation.

Long-term environmental obligations are based on the Group’s environmental management plans, in compliance with applicable environmental and regulatory requirements.

The estimated costs of rehabilitation are reviewed annually and adjusted as appropriate for changes in legislation, technology or other circumstances. Cost estimates are not reduced by the potential proceeds from the sale of assets or from plant clean up at closure.

Based on disturbances to date, the net present value of expected rehabilitation cost estimates is recognised and provided for in full in the financial statements. The estimates are reviewed annually and are discounted using a risk-free rate that is adjusted to reflect the current market assessments of the time value of money and the risks specific to the obligation.

Annual changes in the provision consist of finance costs relating to the change in the present value of the provision and inflationary increases in the provision estimate, as well as changes in estimates. Changes in estimates are capitalised or reversed against the relevant asset to the extent that it meets the definition of dismantling and removing the item and restoring the site on which it is located. Costs that relate to an existing condition caused by past operations and do not have a future economic benefit are recognised in profit or loss. If a decrease in the liability exceeds the carrying amount of the asset, the excess is recognised immediately in profit or loss. The present value of environmental disturbances created are capitalised to mining assets against an increase in the environmental rehabilitation obligation.

Rehabilitation projects undertaken, included in the estimates are charged to the provision as incurred. The cost of ongoing current programmes to prevent and control environmental disturbances is charged against income as incurred. The unwinding of the discount due to the passage of time is recognised as finance cost, and the capitalised cost is amortised over the remaining lives of the mines.

OCCUPATIONAL HEALTHCARE OBLIGATION

ACCOUNTING POLICY

Provisions are recognised when the Group has a present obligation, legal or constructive resulting from past events and it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation.

The estimated costs of settlement claims are reviewed at least annually and adjusted as appropriate for changes in cash flow predictions or other circumstances.

Based on estimates to date, the net present value of expected settlement claims is recognised and provided for in full in the financial statements. The estimated cash flows are discounted using a risk-free rate with similar terms to the obligation to reflect the current market assessments of the time value of money.

Annual changes in the provision consist of finance costs relating to the change in the present value of the provision and changes in estimates.

TRADE AND OTHER PAYABLES

ACCOUNTING POLICY

Trade and other payables are recognised initially at fair value and subsequently measured at amortised cost using the effective interest method.

Provision is made for employee entitlement benefits accumulated as a result of employees rendering services up to the reporting date. Liabilities arising in respect of wages and salaries, annual leave and other benefits due to be settled within 12 months of the reporting date are measured at rates which are expected to be paid when the liability is settled. Termination benefits are expensed at the earlier of when the Group can no longer withdraw the offer of those benefits and when the Group recognises costs for a restructuring. If benefits are not expected to be settled wholly within 12 months of the reporting date, then they are discounted.

All other employee entitlement liabilities are measured at the present value of estimated payments to be made in respect of services rendered up to reporting date.

FAIR VALUE OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES, AND RISK MANAGEMENT

ACCOUNTING POLICY

Financial instruments recognised in the statement of financial position include cash and cash equivalents, trade and other receivables, borrowings, derivative financial instrument and trade and other payables.

The Group initially recognises loans and receivables on the date these originate. All other financial assets (including assets designated at fair value through profit or loss) are recognised initially on trade date, which is the date that the Group becomes a party to the contractual provisions of the instrument. The Group derecognises a financial asset when the contractual rights to the cash flows in a transaction in which substantially all the risks and rewards of the ownership of the financial asset are transferred. The Group derecognises a financial liability when its contractual obligations are discharged, cancelled or expired. Any interest in such transferred financial asset that is created or retained by the Group is recognised as a separate asset or liability. The particular recognition and measurement methods adopted are disclosed in the individual policy statements associated with each item.

A financial asset not classified at fair value through profit or loss is assessed at each reporting date to determine whether there is objective evidence that it is impaired. A financial asset is impaired if there is objective evidence of impairment as a result of one or more events that occurred after the initial recognition of the asset and those event(s) had an impact on the estimated future cash flows of that asset, that can be estimated reliably. Impairment losses are recognised through profit or loss.

On derecognition of a financial asset or liability, the difference between the carrying amount of the asset or liability and the sum of the consideration received and cumulative gains recognised in equity is recognised in profit or loss.

Refer to the relevant notes for the accounting policies of the following financial assets and financial liabilities:

•	Environmental rehabilitation obligation funds
•	Other receivables and other payables
•	Trade and other receivables
•	Cash and cash equivalents
•	Borrowings
•	Derivative financial instrument
•	Trade and other payables